REVENUE AND COST OF SALES (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
REVENUE AND COST OF SALES
Concentrate Sales	$ 9,992	$ 9,789
Provisional Pricing Adjustments	(167)	1,261
Total Revenue	$ 9,825	$ 11,050